Schedule of Investments (unaudited)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Alabama — 2.5%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,869,004
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,125,876 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,854,725 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,058,067 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,406,045
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,484,876
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,312,119
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,800,671
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,263,230 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	3,148,719 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,850,156
Total Alabama				57,173,488
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	786,827
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,009,950
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	754,210
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,106,024
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,033,465
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,724,614
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,318,703
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,862,402
Total Alaska				9,596,195
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	710,717
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	867,045
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,502,256
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,375,394
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,629,802 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,027,167 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,897,232 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,522,841 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	1,200,000	1,210,228 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,005,134
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,826,116 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,421,178 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,219,206 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,604,326
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,899,503
Total Arizona				51,718,145
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,499,103 (c)
California — 7.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,057,106
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,274,544
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,258,560 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,689,873 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,690,545 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,100,585 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,400,833 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	19,865,468 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,945,130 (a)(b)
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,135,615
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,675,390 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,542,565 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,003,390 (a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	492,663 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	5,215,000	5,239,899 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,543,178 (d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,240,000	2,269,899
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,508,303 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,320,697 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,386,559 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,863,139 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,013,475 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,012,780 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,049,120 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,559,216 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,128,149
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,400,000	1,485,951
Series B	6.125%	11/1/29	13,450,000	14,275,070
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,442,570
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,882,115
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/36	$6,250,000	$6,720,092
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,063,286
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,060,974
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,046,648 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,179 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	2,495,000	2,520,290 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,041,432
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,040,351
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	696,794
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,059,952
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,843,896
Total California				177,211,281
Colorado — 2.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,017
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,610,253
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,436,541
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,210,204
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,990,337 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	26,268,612 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	4,976,537 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,452,654 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,624,051 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,802,075 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	439,501
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	6,675,000	7,006,059
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	744,621
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	483,503
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	429,396
Total Colorado				59,499,361
Connecticut — 0.9%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,183,862
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,041,876
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,213,542
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,761,690
Series B	4.000%	1/15/42	1,250,000	1,248,295
Series C	4.000%	6/1/35	1,525,000	1,573,824
Series C	4.000%	6/1/37	1,000,000	1,022,387
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Connecticut — continued
Series C	4.000%	6/1/38	$1,250,000	$1,272,717
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,010,860
Total Connecticut				19,329,053
Delaware — 0.3%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,090,502
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,469,366
Total Delaware				7,559,868
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	505,725
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	502,676
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,103,279
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,116,307
Total District of Columbia				10,227,987
Florida — 7.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,788,808 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,519,864 (c)
Series A	5.000%	10/1/27	1,750,000	1,815,105 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,869,040 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,950,421 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,756,561 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,390,214 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,437,427 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,500,788 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,213,540 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,361,423 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,840,877 (c)
Series B	5.000%	9/1/31	10,155,000	10,712,059 (c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,036,123
Series A, Refunding	5.000%	7/1/28	5,500,000	5,548,582
Series A, Refunding	5.000%	7/1/30	5,000,000	5,038,740
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,293,665
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,033,853
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,090,105
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,910,414 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	5,985,000	6,152,217 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	16,250,000	16,888,464 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1, Refunding	5.000%	9/1/26	$10,000,000	$10,174,412
Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,794,726
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,017,433
Series A, Refunding	5.000%	10/1/27	3,000,000	3,027,774
Series A, Refunding	5.000%	10/1/28	1,000,000	1,009,192
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,058,949 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,741,249 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,500,307
Series A, Refunding	4.000%	10/1/37	2,075,000	2,081,134
Series A, Refunding	4.000%	10/1/39	5,175,000	5,140,356
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/25	3,730,000	3,734,160
Series B, Refunding	5.000%	7/1/27	2,350,000	2,352,824
Series B, Refunding	5.000%	7/1/28	1,000,000	1,001,218
Series B, Refunding	5.000%	7/1/30	2,500,000	2,502,901
Series B, Refunding	5.000%	7/1/31	2,750,000	2,753,033
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,047,432
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	651,067
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,033,969
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,674,703 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,397,477 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,165,319 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,360,555
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,894,299
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,078,017
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	429,617
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	656,400
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,263,332
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,431,800
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,078,601
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,032,730
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	948,277
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	850,000	840,038 (d)
Series 2024	4.550%	5/1/44	1,000,000	991,915 (d)
Total Florida				162,013,506
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — 1.5%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$3,500,000	$3,469,729
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,449,919
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,697,848
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	922,126
Series A, Refunding	5.000%	1/1/35	875,000	946,194
Series A, Refunding	5.000%	1/1/36	1,075,000	1,159,110
Series A, Refunding	4.000%	1/1/51	645,000	578,901
Series A, Refunding, AGM	4.000%	1/1/46	1,780,000	1,730,978
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,835,776
Series B	5.000%	6/1/29	9,475,000	9,869,783 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,323,441 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,218,871 (a)(b)
Total Georgia				34,202,676
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,054,815
Series F, Refunding	4.000%	1/1/42	2,050,000	1,950,302
Total Guam				3,005,117
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,193,197
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,010,094 (f)
Total Hawaii				6,203,291
Illinois — 14.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,707,825
Series 2018	5.000%	4/1/36	1,270,000	1,296,610
Series 2018	5.000%	4/1/37	1,400,000	1,427,352
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,223,866
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,603,352
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,757,203
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,964,418
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,218,019
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,252,562
Series A	5.000%	12/1/33	6,475,000	6,649,052
Series A	5.000%	12/1/35	3,450,000	3,521,772
Series A	5.000%	12/1/40	4,515,000	4,548,583
Series A, Refunding	5.000%	12/1/29	2,500,000	2,578,956
Series B, Refunding	5.000%	12/1/36	3,100,000	3,155,478
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series C, Refunding	5.000%	12/1/25	$1,000,000	$1,005,635
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,037,092
Series D	5.000%	12/1/46	1,000,000	980,386
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,431,032
Series A	5.000%	1/1/40	7,075,000	7,183,369
Series A	5.000%	1/1/44	2,200,000	2,217,164
Series A, Refunding	5.000%	1/1/25	4,000,000	4,000,000
Series A, Refunding	5.000%	1/1/27	2,250,000	2,304,298 (g)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	4,006,733 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,821,525 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,998,163 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,678,171
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,739,909
Series B, Refunding	5.000%	1/1/33	4,500,000	4,500,000
Series C, Refunding	5.000%	1/1/30	6,010,000	6,010,000 (c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,627,812 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,520,100 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,065,313
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,862,518
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,671,653
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,097,640
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,094,305
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,672,808
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,161,534
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	418,250
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	447,168
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	409,602
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,174,563
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	707,488
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,027,260
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,043,615
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,551,793
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,705,399
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	475,000	501,538
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Illinois State, GO:
Series 2016	5.000%	11/1/33	$3,150,000	$3,217,861
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,270,587
Series A	5.000%	3/1/32	3,925,000	4,263,248
Series A	5.000%	3/1/36	1,000,000	1,069,784
Series A	5.000%	5/1/36	4,665,000	4,816,460
Series A	5.000%	5/1/39	4,800,000	4,920,541
Series A, Refunding	5.000%	10/1/27	12,805,000	13,386,291
Series A, Refunding	5.000%	10/1/30	1,275,000	1,341,990
Series B	5.000%	12/1/33	4,000,000	4,359,549
Series B	5.250%	5/1/44	3,550,000	3,835,113
Series B	5.250%	5/1/45	2,500,000	2,692,548
Series B	5.250%	5/1/47	1,000,000	1,070,526
Series B	5.250%	5/1/48	1,250,000	1,334,730
Series B, Refunding	5.000%	9/1/27	6,015,000	6,278,300
Series B, Refunding	5.000%	10/1/27	3,000,000	3,136,187
Series C	5.000%	12/1/41	18,000,000	19,242,484
Series D	5.000%	11/1/27	9,695,000	10,135,143
Series D, Refunding	5.000%	7/1/34	2,300,000	2,504,809
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	806,250
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,051,154
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,491,090
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,498,390
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,803,361
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,084,745
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	651,004
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	6,500,000	2,613,757
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,457,585
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	13,962,246
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,842,443
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,251,403
Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,079
Total Illinois				328,770,542
Indiana — 1.4%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,330,091 (a)(b)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,541,093
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,058,462
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,087,655
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,114,939
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	$2,900,000	$2,940,709 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,447,589 (c)
Total Indiana				32,520,538
Kansas — 0.0%††

Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	775,000	797,364 (e)
Kentucky — 2.2%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,718,125 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,704,975 (a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,798,279 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,506,411
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,048,791
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,187,724 (a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,131,103 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,348,674 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,237,114 (a)(b)(c)
Total Kentucky				48,681,196
Louisiana — 0.8%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,472,457
Refunding, AGM	5.000%	12/1/29	2,000,000	2,026,965
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,133,773 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,402,718 (a)(b)
Total Louisiana				18,035,913
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,431,195
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,579,859
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,018,981
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,893,886
Total Maryland				7,923,921
Massachusetts — 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,067,624
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,129,398
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,062,909
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,449,064
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,291,158
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	$2,000,000	$2,044,248
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,006,140
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,557,589
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	555,097
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,052,413
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,942,415
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	4,880,000	5,135,156 (c)
Series E	5.000%	7/1/51	4,000,000	4,114,432 (c)
Massachusetts State Transportation Fund Revenue, Series A, Refunding	5.000%	6/1/41	5,200,000	5,395,379
Total Massachusetts				35,803,022
Michigan — 1.8%
Great Lakes, MI, Water Authority Sewage Disposal System Revenue, Second Lien, Series B	5.000%	7/1/34	1,250,000	1,422,719
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	1,100,000	1,232,392
Senior Lien, Series A	5.000%	7/1/37	1,000,000	1,116,856
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,116,856
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	7,852,206
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,578,675
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,039,005 (c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,509,267
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,300,372
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,510,292
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	703,497
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,615,995
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	970,016
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,794,989
Michigan State Strategic Fund Ltd. Obligation Revenue:
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,743,434 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,058,802 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,207,883
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,663,620
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,013,434
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,013,388
Total Michigan				41,463,698
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,181,304 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — continued
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	$1,325,000	$1,330,943
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,747,113
Total Mississippi				9,259,360
Missouri — 0.6%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,190,231
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,366,522 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,135,030 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,547,825 (c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	747,196 (a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,398,623
Total Missouri				12,385,427
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,786,782
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,833,968
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,118,182 (a)(b)
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,902,121
Total Nebraska				18,641,053
Nevada — 0.2%

Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,225,953
New Jersey — 6.8%
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,040,769
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,036,014
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,399,857
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,741,838
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,100,136 (e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,150,201 (e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,572,664 (e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,050,067 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	994,518
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,857,162
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,254,328
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,205,108
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,725,389
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	11,504,032 (e)
School Facilities Construction, Series WW	5.250%	6/15/30	10,685,000	10,791,974 (e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	5,004,226 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,071,737
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AGM	5.000%	7/1/25	$2,350,000	$2,367,483
University Hospital, Series A, Refunding, AGM	5.000%	7/1/28	2,000,000	2,013,686
University Hospital, Series A, Refunding, AGM	5.000%	7/1/30	1,200,000	1,207,855
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,153,041
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	8,965,884
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,412,938
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,516,251
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,263,618
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,991,036
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,242,884
Transportation Program, Series CC	5.250%	6/15/46	3,335,000	3,868,365 (e)
Transportation Program, Series CC	4.125%	6/15/50	5,850,000	5,682,908
Transportation Program, Series CC	5.250%	6/15/50	8,000,000	8,690,431
Transportation Program, Series CC, Unrefunded	5.250%	6/15/46	3,165,000	3,419,039
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,525,234
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,143,675
Series A, Refunding	5.000%	1/1/33	10,230,000	10,388,136
Series C, Refunding	5.000%	1/1/44	10,000,000	11,006,588
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,369,302
Series A, Refunding	5.000%	6/1/36	3,000,000	3,104,822
Total New Jersey				152,833,196
New York — 12.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,700,000	2,647,888 (a)(b)
Series B, Refunding	1.500%	9/1/26	5,500,000	5,304,320 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,810,485 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,753,304
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,284,051
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,939,637
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,198,842
Green Bonds, Series E, Refunding	5.000%	11/15/29	1,000,000	1,080,913
Series A-2	5.000%	5/15/30	5,250,000	5,620,503 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,687,788
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	50,627 *(h)
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,760,639 (a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,560,484
Subseries D-1	5.000%	3/1/43	3,500,000	3,689,501
Subseries E-1	5.000%	3/1/37	7,000,000	7,307,999
Subseries F-1	4.000%	3/1/38	1,000,000	1,015,579
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Subseries F-1	4.000%	3/1/40	$1,500,000	$1,502,368
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	527,588
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,505,135
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,008,217
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries C-1	5.000%	2/1/47	7,000,000	7,431,399
Subordinated, Subseries F-1	5.000%	2/1/45	4,000,000	4,301,133
Subseries A-1	5.000%	5/1/44	2,000,000	2,163,097
Subseries C-1	4.000%	5/1/39	3,500,000	3,519,589
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	20,000	21,434 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,011,097
State Supported, Series A	5.000%	3/15/40	6,000,000	6,176,034
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,336,933 (i)
Series A, Refunding	5.000%	3/15/40	7,500,000	7,889,317
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,914,035
Series D, Refunding	5.000%	2/15/41	9,435,000	9,998,109
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,005,764 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,563,608
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,129,271
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,658,675
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,885,617 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,651,281 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,913,572 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,695,872 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	14,983,297 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,648,006 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,879,867 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,500,000	1,607,557 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	11,078,167 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,045,953
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,681,589
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,218,857 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	4,750,000	4,672,232 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	$2,100,000	$1,331,977 (c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	20,827,897 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,001,130 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,494,874
Port Authority of New York & New Jersey Revenue:
Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,337,803 (c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,118,299
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,551,342
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,900,000	4,078,484
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,404,013
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	4,650,000	4,940,416
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,995,627
Total New York				276,419,092
North Carolina — 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,496,370
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	5.000%	7/1/38	1,500,000	1,593,458
Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,058,489
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,500,000	1,480,816
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,145,959
Total North Carolina				10,775,092
Ohio — 1.4%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,378,727
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,314,738
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,893,189
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,301,623
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,775,143 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,644,048 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,127,466 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,049,930
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	973,227
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	725,473
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	568,599
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,054,931
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,263,385
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	$800,000	$802,327 (c)
Total Ohio				31,872,806
Oregon — 0.9%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,550,921 (e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,058,634 (e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,074,958
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,523,702
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,502,826
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,020,375 (a)(b)
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,745,302
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,546,796 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,032,929 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,301,314
Total Oregon				21,357,757
Pennsylvania — 4.8%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	407,578
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	379,570
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,733,447
Series A, AGM	5.250%	12/1/47	2,175,000	2,374,599
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,417,066
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	265,000	265,000 (g)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	285,000	285,000 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	660,000 (g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	715,000 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	300,000 (e)
Diakon Lutheran Social Ministries, Unrefunded	5.000%	1/1/25	1,075,000	1,075,000
Diakon Lutheran Social Ministries, Unrefunded	5.000%	1/1/26	1,500,000	1,500,710
Diakon Lutheran Social Ministries, Unrefunded	5.000%	1/1/27	575,000	575,267
Penn State Health	4.000%	11/1/35	2,000,000	2,007,216
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,053,458
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,156,221
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,362,323
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,803,299
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,603,890
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,052,698
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	$1,120,000	$1,133,007 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,331,057
Series A-2	4.000%	5/15/42	1,000,000	962,311
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,391,866 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,027,442 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,954,160 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,080,762 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,087,101
Series B	5.000%	12/1/37	1,750,000	1,896,854
Series B	5.000%	12/1/38	2,000,000	2,163,178
Series B	5.000%	12/1/45	5,060,000	5,356,669
Series B, Refunding	5.000%	12/1/46	2,000,000	2,120,794
Series B, Refunding	5.000%	12/1/47	5,000,000	5,346,296
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,367,480
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,651,984 (c)
Series A, Refunding	5.000%	6/15/34	6,955,000	6,981,553 (c)
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,596,098
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,308,020
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,386,386
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,418,919
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,260,060
Total Pennsylvania				108,549,339
Puerto Rico — 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,242,258 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,156,259 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	134,269
Restructured, Series A-1	5.375%	7/1/25	85,605	86,113
Restructured, Series A-1	5.625%	7/1/27	169,893	176,129
Restructured, Series A-1	5.625%	7/1/29	167,137	178,137
Restructured, Series A-1	5.750%	7/1/31	162,338	177,660
Restructured, Series A-1	4.000%	7/1/33	153,940	151,743
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,926,349
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,396,140
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,383,639
Restructured, Series A-1	4.000%	7/1/46	167,923	156,180
Subseries CW	0.000%	11/1/43	635,229	389,872 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,258,125 *(h)
Series A	5.000%	7/1/42	3,370,000	1,541,775 *(h)
Series A	5.050%	7/1/42	950,000	434,625 *(h)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Series DDD, Refunding	—	7/1/21	$3,460,000	$1,574,300 *(j)
Series TT	5.000%	7/1/37	4,775,000	2,184,563 *(h)
Series WW	5.500%	7/1/38	840,000	384,300 *(h)
Series XX	5.250%	7/1/40	7,730,000	3,536,475 *(h)
Series ZZ, Refunding	—	7/1/18	250,000	113,750 *(j)
Series ZZ, Refunding	—	7/1/18	850,000	386,750 *(j)
Series ZZ, Refunding	5.250%	7/1/25	370,000	169,275 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,333,100
Restructured, Series A-1	4.550%	7/1/40	680,000	680,426
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,030,101
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,165,221
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,325,762
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,147,924
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,043,788
Total Puerto Rico				71,865,008
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,539,007
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,030,740
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,593,838
Total Rhode Island				6,163,585
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.935%	3/1/31	3,000,000	3,111,119 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,517,565
Refunding	5.000%	12/1/30	2,250,000	2,261,191
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,256,413
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,930,565 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,053,085 (c)
Total South Carolina				19,129,938
Tennessee — 1.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,088,169
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	3,200,000	3,289,154
Subordinated, Series B, Refunding	5.000%	7/1/42	1,500,000	1,541,791
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,510,790 (c)
Series B	5.000%	7/1/26	1,750,000	1,790,106 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,023,459 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tennessee — continued
Series A-1, Refunding	5.000%	5/1/28	$17,310,000	$17,848,403 (a)(b)
Total Tennessee				43,091,872
Texas — 7.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	672,531
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	944,502
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	721,623
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,751,720
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,734,580 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,183,824 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,114,637 (c)
Series B	5.000%	11/15/30	5,640,000	5,965,551 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,575,231
GO, Refunding	5.000%	2/15/30	2,000,000	2,097,405
GO, Refunding	5.000%	2/15/31	2,250,000	2,360,463
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,766,492
Central Texas Turnpike System Revenue, Second Tier, Series C, Refunding	5.000%	8/15/40	4,100,000	4,503,534
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,524,571
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,439,833
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,363,665
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,000,362 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,996,156 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	16,500,000	15,827,250
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,319,636
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,600,996 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,556,109 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,099,196 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,586,223 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,599,532 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,859,148 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,492,031 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,488,574 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,738,649 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,335,453 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,765,169
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,902,030
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,239,228
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,274,379 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,205,000	1,178,208
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	$2,500,000	$2,537,205
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,337,199
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,612,436 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,528,326 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,599,165 (c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,801,932
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	7,345,000	7,588,241
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,617,562
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,354,597
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,133,859 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,366,241 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,068,272 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,093,194
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,498,202
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,039,741
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	2,046,784
Total Texas				166,801,447
Utah — 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,069,630 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,299,361
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,914,113
Series 2019	4.000%	10/15/33	600,000	591,585
Series 2019	4.000%	10/15/39	925,000	873,455
Series 2021	4.000%	10/15/32	500,000	495,970
Series 2021	4.000%	10/15/35	400,000	389,749
Series 2021	4.000%	10/15/36	200,000	193,639
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,666,381
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,037,618
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,555,377
Total Utah				14,086,878
Vermont — 0.1%

University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,041,346
Virginia — 0.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,218,810
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	$1,000,000	$1,099,380
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,618,263
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,504,377
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,057,404
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,255,995 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,058,006
Total Virginia				11,812,235
Washington — 2.7%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,043,672
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,578,021
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,090,307
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,305,629 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,169,671 (c)
Series A	5.000%	5/1/36	4,000,000	4,072,564 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	13,967,580 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,253,807 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,522,074
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,081,337
Total Washington				61,084,662
Wisconsin — 0.9%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,545,222 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,382,078
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,716,449
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,247,824
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,069,073
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,597,214
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,649,406
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,106,560
Total Wisconsin				20,313,826

Total Municipal Bonds (Cost — $2,194,119,768)				2,179,945,137
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 3.5%
New York — 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	25,943,109
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	24,608,878
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	$27,300,000	$29,268,633

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $77,974,317)				79,820,620
Total Investments before Short-Term Investments (Cost — $2,272,094,085)				2,259,765,757

Short-Term Investments — 0.9%
Municipal Bonds — 0.9%
Delaware — 0.0%††

University of Delaware, DE, Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.800%	11/1/37	600,000	600,000 (l)(m)
District of Columbia — 0.0%††

District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	4.050%	8/15/38	200,000	200,000 (l)(m)
Florida — 0.0%††

Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.600%	10/1/26	200,000	200,000 (l)(m)
Illinois — 0.2%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	3.750%	8/1/44	3,830,000	3,830,000 (l)(m)
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	3.550%	7/1/46	300,000	300,000 (l)(m)
Minnesota — 0.1%

Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series A, Refunding	2.650%	11/15/38	1,300,000	1,300,000 (l)(m)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	4.000%	12/1/30	350,000	350,000 (l)(m)
Chevron USA Inc. Project, Series I	4.000%	11/1/35	1,515,000	1,515,000 (l)(m)
Total Mississippi				1,865,000
Missouri — 0.0%††

Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	4.000%	10/1/35	300,000	300,000 (l)(m)
New Jersey — 0.0%††
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	3.600%	7/1/31	400,000	400,000 (l)(m)
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	3.650%	7/1/35	100,000	100,000 (l)(m)
Total New Jersey				500,000
North Carolina — 0.1%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue System, Atrium Health, Series G, SPA - JPMorgan Chase & Co.	4.000%	1/15/48	2,100,000	2,100,000 (l)(m)
Ohio — 0.0%††

Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	4.050%	11/1/42	600,000	600,000 (l)(m)
Oregon — 0.1%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.800%	8/1/34	2,350,000	2,350,000 (l)(m)
Pennsylvania — 0.2%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	4.000%	7/1/34	200,000	200,000 (l)(m)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	3.600%	10/1/50	$200,000	$200,000 (l)(m)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.650%	12/1/39	890,000	890,000 (l)(m)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	3.650%	8/1/31	100,000	100,000 (l)(m)
Philadelphia, PA, IDA:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.650%	12/1/34	1,260,000	1,260,000 (l)(m)
Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	3.650%	10/1/30	215,000	215,000 (l)(m)
Total Pennsylvania				2,865,000
Texas — 0.0%††

Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	3.850%	11/1/29	400,000	400,000 (l)(m)
Utah — 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.850%	5/15/58	2,600,000	2,600,000 (l)(m)

Total Short-Term Investments (Cost — $20,010,000)				20,010,000
Total Investments — 100.9% (Cost — $2,292,104,085)				2,279,775,757
TOB Floating Rate Notes — (1.9)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 1.0%				21,390,064
Total Net Assets — 100.0%				$2,258,770,821

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	The coupon payment on this security is currently in default as of December 31, 2024.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of December 31, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1,053	3/25	$123,035,157	$119,877,469	$(3,157,688)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,179,945,137	—	$2,179,945,137
Municipal Bonds Deposited in Tender Option Bond Trusts	—	79,820,620	—	79,820,620
Total Long-Term Investments	—	2,259,765,757	—	2,259,765,757
Short-Term Investments†	—	20,010,000	—	20,010,000
Total Investments	—	$2,279,775,757	—	$2,279,775,757
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,157,688	—	—	$3,157,688

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report